PGIM S&P 500 Max Buffer ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 107.6%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $42,665)(wb)	42,665	$42,665
Options Purchased*~ 106.2%
(cost $3,084,480)		3,244,470

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 107.6% (cost $3,127,145)		3,287,135
Option Written*~ (7.6)%
(premiums received $122,374)		(232,519)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,004,771)		3,054,616
Liabilities in excess of other assets(z) (0.0)%		(1,056)

Net Assets 100.0%		$3,053,560

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$11.79		51		5	$3,148,029
SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39		51		5	96,441
Total Options Purchased (cost $3,084,480)								$3,244,470
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/29/26	$634.77		51		5	$(232,519)
(premiums received $122,374)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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